Earnings (loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings (loss) Per Share
Reconciliations of net income (loss) and weighted average number of common shares outstanding used for the computation of basic earnings (loss) per common share

	2023		2022		2021
	Common	Class A	Common	Class A	Common	Class A

	(Thousands of Yen)		(Thousands of Yen)		(Thousands of Yen)
Income (Numerator)
Net income (loss) attributable to shareholders of the Company	¥115,404	―	¥148,965	―	¥(990,731)	―

Shares (Denominator)	(Number of shares)		(Number of shares)		(Number of shares)
Weighted average common shares outstanding	4,882,500	1	4,877,404	1	4,877,404	1
Effect of dilutive instruments:
Stock options	284,152	―	593,250	―	―	―
Weighted average common shares for diluted computation	5,166,652	1	5,470,654	1	4,877,404	1

Earnings (loss) per common share attributable to shareholders of the Company	(Yen)		(Yen)		(Yen)
Basic	¥23.64	¥23.64	¥30.54	¥30.54	¥(203.13)	¥(203.13)
Diluted	¥22.34	¥22.34	¥27.23	¥27.23	¥(203.13)	¥(203.13)